SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Long lived assets		$ 16,472	$ 15,120
United States [Member]
Segment Reporting Information [Line Items]
Long lived assets		3,810	4,502
Israel [Member]
Segment Reporting Information [Line Items]
Long lived assets		11,441	9,161
United Kingdom [Member]
Segment Reporting Information [Line Items]
Long lived assets		801	944
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Long lived assets	[1]	84	126
Other [Member]
Segment Reporting Information [Line Items]
Long lived assets		$ 336	$ 387

[1]	Excluding United Kingdom and Israel